Allowance for Doubtful Accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Provision for Liabilities
Beginning balance	$ 12	$ 13	$ 14
Additions charged to costs and expenses	5	4	3
Charges to other accounts - Acquisitions	11		0
Deductions / Other movements	(7)	(6)	(4)
Foreign exchange differences	1	1
Ending balance	$ 22	$ 12	$ 13